ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
ACCOUNTS RECEIVABLE
Accounts receivable, gross	$ 27,034,192	$ 29,131,547
Less: allowance for doubtful accounts	(1,919,152)	(1,997,310)	$ (1,817,050)
Accounts receivable, net	$ 25,115,040	$ 27,134,237